Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Nov. 22, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds	$ 100,000,000
Sale of warrants ( (in Shares)		10,000,000			10,000,000
Sale price (in Dollars per share)		$ 10.00			$ 10.00
Gross proceeds of warrants				$ 4,000,000
Transaction costs amount					5,944,772
Underwriting fees		$ 2,000,000			2,000,000
Deferred underwriting fees		3,500,000			3,500,000
Other offering costs		$ 444,772			$ 444,772
Aggregate fair market value percentage				1.76%	0.47%
Net tangible assets			$ 5,000,001		$ 5,000,001
Business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the sponsor or its affiliates, without taking into account any Founder Shares held by the sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Dissolution expenses		$ 100,000			$ 100,000
Initial public offering price per unit (in Dollars per share)		$ 10.00
Public share price (in Dollars per share)		$ 10.00			$ 10.00
Transaction costs amount		$ 5,944,772
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, percentage			50.00%		50.00%
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description		The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and in connection with a stockholder vote to approve an amendment to our amended and restated certificate of incorporation (1) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete a Business Combination by November 22, 2021 or (2) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity and (b) not to propose an amendment to the Certificate of Incorporation (i) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination by November 22, 2021 or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.			The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and in connection with a stockholder vote to approve an amendment to our amended and restated certificate of incorporation (1) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete a Business Combination by November 22, 2021 or (2) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity and (b) not to propose an amendment to the Certificate of Incorporation (i) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination by November 22, 2021 or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of unit (in Shares)	10,000,000
Generating gross proceeds	$ 100,000,000
Net proceeds	$ 100,000,000				$ 100,000,000
Share price per unit (in Dollars per share)	$ 10.00				$ 10.00
Aggregate public share percentage		10.00%			10.00%
Initial public offering price per unit (in Dollars per share)					$ 10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds		$ 4,000,000
Sale of warrants ( (in Shares)		4,000,000			4,000,000
Sale price (in Dollars per share)		$ 1.00			$ 1.00
Aggregate fair market value percentage			80.00%		80.00%
Private Placement Warrants [Member] | Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants ( (in Shares)					4,000,000
Sale price (in Dollars per share)					$ 1.00
Gross proceeds of warrants					$ 4,000,000
Public Stockholders [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per unit (in Dollars per share)			$ 10.00		$ 10.00